Other Comprehensive Income (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instruments
Government debt securities	R$ 79,462,303	R$ 50,384,382	R$ 57,720,858
Private-sector debt securities	5,254,444	5,445,190	9,382,416
Equity instruments
Domestic	1,106,637	1,985,473	1,162,332
Of which:
Listed	965,547	1,024,505	77,299
Unlisted	141,090	960,968	1,085,033
Total	85,823,384	57,815,045	68,265,606
Revaluation gains
Debt Instruments
Government debt securities	1,616,486	454,609	2,110
Private-sector debt securities	10,694	101,593	10,585
Equity instruments
Domestic	230,722	220,535	213,299
Of which:
Listed	156,236	147,844	119,436
Unlisted	74,486	72,691	93,863
Total	1,857,902	776,737	225,994
Revaluation losses
Debt Instruments
Government debt securities	(6,942)	(31,288)	(2,692,507)
Private-sector debt securities	(2,227)	(6,501)	(67,277)
Equity instruments
Domestic	(35,159)	(72,758)	(111,627)
Of which:
Listed	(5,322)	(50,269)	(99,357)
Unlisted	(29,837)	(22,489)	(12,270)
Total	(44,328)	(110,547)	(2,871,411)
Net revaluation gains/(losses)
Debt Instruments
Government debt securities	1,609,544	423,321	(2,690,397)
Private-sector debt securities	8,467	95,092	(56,692)
Equity instruments
Domestic	195,563	147,777	101,672
Of which:
Listed	150,914	97,575	20,079
Unlisted	44,649	50,202	81,593
Total	R$ 1,813,574	R$ 666,190	R$ (2,645,417)